                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. GLOBAL UTILITIES FUND

                                (SERIES I SHARES)

                       Supplement dated November 20, 2003
                       to the Prospectus dated May 1, 2003
                          as supplemented June 12, 2003


Effective December 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT-PORTFOLIO MANAGERS" on page 5 of the Prospectus:

      PORTFOLIO MANAGER(S)

      The advisor uses a team approach to investment management. The individual member(s) of the team who is primarily responsible for the management of the fund's portfolio is

      o John S. Segner, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

         He is assisted by the Balanced Team and the Investment Grade Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. GLOBAL UTILITIES FUND

                               (SERIES II SHARES)

                       Supplement dated November 20, 2003
                       to the Prospectus dated May 1, 2003
                          as supplemented June 12, 2003


Effective December 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 6 of the Prospectus:

      PORTFOLIO MANAGER(S)

      The advisor uses a team approach to investment management. The individual member(s) of the team who is primarily responsible for the management of the fund's portfolio is

      o John S. Segner, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

         He is assisted by the Balanced Team and the Investment Grade Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                          AIM VARIABLE INSURANCE FUNDS



   AIM V.I. AGGRESSIVE GROWTH FUND           AIM V.I. GLOBAL UTILITIES FUND
       AIM V.I. BALANCED FUND              AIM V.I. GOVERNMENT SECURITIES FUND
      AIM V.I. BASIC VALUE FUND                   AIM V.I. GROWTH FUND
       AIM V.I. BLUE CHIP FUND                  AIM V.I. HIGH YIELD FUND
 AIM V.I. CAPITAL APPRECIATION FUND        AIM V.I. INTERNATIONAL GROWTH FUND
  AIM V.I. CAPITAL DEVELOPMENT FUND         AIM V.I. MID CAP CORE EQUITY FUND
      AIM V.I. CORE EQUITY FUND                AIM V.I. MONEY MARKET FUND
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND         AIM V.I. NEW TECHNOLOGY FUND
  AIM V.I. DIVERSIFIED INCOME FUND            AIM V.I. PREMIER EQUITY FUND



                                (SERIES I SHARES)


                       Supplement dated November 20, 2003
                       to the Prospectus dated May 1, 2003
                 as supplemented June 12, 2003, August 18, 2003
                               and August 20, 2003


Effective December 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. GLOBAL UTILITIES FUND" on page 33 of the Prospectus:


           o John S. Segner, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

               He is assisted by the Balanced Team and the Investment Grade Team. More information on the fund's management team may be found on our website http://www.aiminvestments.com).

                          AIM VARIABLE INSURANCE FUNDS




   AIM V.I. AGGRESSIVE GROWTH FUND             AIM V.I. GLOBAL UTILITIES FUND
       AIM V.I. BALANCED FUND               AIM V.I. GOVERNMENT SECURITIES FUND
      AIM V.I. BASIC VALUE FUND                     AIM V.I. GROWTH FUND
       AIM V.I. BLUE CHIP FUND                    AIM V.I. HIGH YIELD FUND
 AIM V.I. CAPITAL APPRECIATION FUND          AIM V.I. INTERNATIONAL GROWTH FUND
  AIM V.I. CAPITAL DEVELOPMENT FUND          AIM V.I. MID CAP CORE EQUITY FUND
      AIM V.I. CORE EQUITY FUND                   AIM V.I. MONEY MARKET FUND
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND            AIM V.I. NEW TECHNOLOGY FUND
  AIM V.I. DIVERSIFIED INCOME FUND               AIM V.I. PREMIER EQUITY FUND



                               (SERIES II SHARES)



                       Supplement dated November 20, 2003
                       to the Prospectus dated May 1, 2003
                 as supplemented June 12, 2003, August 18, 2003
                               and August 20, 2003

Effective December 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. GLOBAL UTILITIES FUND" on page 39 of the Prospectus:

           o John S. Segner, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

               He is assisted by the Balanced Team and the Investment Grade Team. More information on the fund's management team may be found on our website http://www.aiminvestments.com).